Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0300580119630888 per share
Amount Registered | shares	23,695,055
Proposed Maximum Offering Price per Unit	36.40
Maximum Aggregate Offering Price	$ 862,500,002.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 119,111.25
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form F-3ASR (File No. 333-285651) on March 7, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. Includes 3,090,659 ordinary shares issuable upon exercise of the underwriters' option to purchase additional ordinary shares.